As filed with the Securities and Exchange Commission on February 27, 2020

File No. 333-18737

File No. 811-07989

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 67	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

METROPOLITAN WEST FUNDS

(Exact Name of Registrant as Specified on Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number)

David B. Lippman

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

Please send Copy of Communications to:

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, Forty-Eighth Floor

San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box).

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on March 6, 2020 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of Metropolitan West Funds, filed with the Commission on December 30, 2019 (Accession Number 0001193125-19-326066), and Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Metropolitan West Funds, filed with the Commission on February 27, 2020 (Accession Number 0001193125-20-051992), until March 6, 2020. The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 65 are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 67 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 27th day of February, 2020.

Metropolitan West Funds

By:	/s/ David B. Lippman
David B. Lippman
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 67 to the Registration Statement of Metropolitan West Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Capacity	Date

/s/ David B. Lippman David B. Lippman	President and Principal Executive Officer	February 27, 2020

/s/ Patrick Moore Patrick Moore	Trustee	February 27, 2020

/s/ Laird Landmann* Laird Landmann	Trustee	February 27, 2020

/s/ David DeVito David DeVito	Chief Financial Officer	February 27, 2020

/s/ Martin Luther King III* Martin Luther King III	Trustee	February 27, 2020

/s/ Andrew Tarica* Andrew Tarica	Trustee	February 27, 2020

/s/ Ronald J. Consiglio* Ronald J. Consiglio	Trustee	February 27, 2020

/s/ Peter McMillan* Peter McMillan	Trustee	February 27, 2020

/s/ Robert G. Rooney* Robert G. Rooney	Trustee	February 27, 2020

/s/ Patrick Haden* Patrick Haden	Trustee	February 27, 2020

*by /s/ David A. Hearth David A. Hearth, Attorney-in-Fact pursuant to Power of Attorney		February 27, 2020